Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 637,379	$ 430,258	$ 343,826
Cost of revenues	(102,488)	(80,863)	(66,571)
Gross profit	534,891	349,395	277,255
General and administrative expenses	(83,384)	(70,780)	(69,611)
Operating income	350,358	198,559	140,437
Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries			263
Interest expenses	(14,675)	(11,630)	(4,026)
Realized (loss) gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net (loss) gain on available-for-sale security of (US$721), nil and US$821 for the twelve months ended December 31, 2011, 2012 and 2013, respectively)	821		(721)
Other-than-temporary impairment on available-for-sale security		(14)	(3,622)
Foreign exchange gain	3	90	1
Income before income taxes	368,443	207,709	144,214
Income tax expenses	(69,781)	(55,905)	(42,617)
Net income	298,662	151,804	101,597
Other comprehensive income, net of tax
Foreign currency translation adjustments	20,150	1,378	10,839
Unrealized gain on available-for-sale security	78	743
Other comprehensive income, net of tax	19,407	2,121	11,560
Comprehensive income	318,069	153,925	113,157
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	(460)	(49)	(1,764)
Operating income	(460)	(49)	(1,764)
Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries	298,812	151,649	107,732
Interest expenses	(566)
Realized (loss) gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net (loss) gain on available-for-sale security of (US$721), nil and US$821 for the twelve months ended December 31, 2011, 2012 and 2013, respectively)	821		(721)
Other-than-temporary impairment on available-for-sale security		(14)	(3,622)
Foreign exchange gain	2	224
Income before income taxes	298,609	151,810	101,625
Income tax expenses
Net income	298,609	151,810	101,625
Other comprehensive income, net of tax
Foreign currency translation adjustments	20,150	1,378	10,839
Unrealized gain on available-for-sale security	78	743
Reclassification adjustment for loss (gain) included in net income	(821)		721
Other comprehensive income, net of tax	19,407	2,121	11,560
Comprehensive income	$ 318,016	$ 153,931	$ 113,185